Income Taxes (Tables)	1 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
September 30, 2025
Total loss before taxes	$25,000
Total deferred tax assets (27.9%)	$6,975
Less: Valuation allowance	(6,975)
Net deferred tax assets	$-